Prepayments and Other Current Assets (Parenthetical) (Detail) (CNY)	12 Months Ended
	Dec. 31, 2013	May 31, 2013	Dec. 31, 2012	May 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Percentage Of Value Added Tax Refund	14.00%
Initial Purchase Consideration of land				85,100,136
Proceeds from sales of land		34,040,054	51,060,082